Average Annual Total Returns	0 Months Ended
Mar. 26, 2011
(Institutional) | (Delaware Large Cap Value Fund) | Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	0.39%
5 Years	(2.64%)
10 Years	3.89%
(Institutional) | (Delaware Large Cap Value Fund) | Institutional Class
Average Annual Return:
1 Year	9.52%
5 Years	(0.82%)
10 Years	3.45%
(Institutional) | (Delaware Large Cap Value Fund) | Institutional Class | return after taxes on distributions
Average Annual Return:
1 Year	9.18%
5 Years	(1.44%)
10 Years	2.83%
(Institutional) | (Delaware Large Cap Value Fund) | Institutional Class | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	6.63%
5 Years	(0.74%)
10 Years	2.92%
(Retail) | (Delaware Large Cap Value Fund) | Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	0.39%
5 Years	(2.64%)
10 Years	3.89%
(Retail) | (Delaware Large Cap Value Fund) | Class A
Average Annual Return:
1 Year	2.95%
5 Years	(2.26%)
10 Years	2.56%
(Retail) | (Delaware Large Cap Value Fund) | Class A | return after taxes on distributions
Average Annual Return:
1 Year	2.66%
5 Years	(2.83%)
10 Years	1.99%
(Retail) | (Delaware Large Cap Value Fund) | Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	2.27%
5 Years	(1.94%)
10 Years	2.15%
(Retail) | (Delaware Large Cap Value Fund) | Class B
Average Annual Return:
1 Year	4.43%
5 Years	(2.18%)
10 Years	2.56%
(Retail) | (Delaware Large Cap Value Fund) | Class C
Average Annual Return:
1 Year	7.43%
5 Years	(1.81%)
10 Years	2.42%
(Retail) | (Delaware Large Cap Value Fund) | Class R
Average Annual Return:
Label	(lifetime: 6/2/03 - 12/31/11)
1 Year	8.97%
5 Years	(1.31%)
Lifetime	4.67%
(Institutional) | (Delaware Value Fund) | Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	0.39%
5 Years	(2.64%)
10 Years	3.89%
(Institutional) | (Delaware Value Fund) | Institutional Class
Average Annual Return:
1 Year	9.14%
5 Years	(0.54%)
10 Years	4.37%
(Institutional) | (Delaware Value Fund) | Institutional Class | return after taxes on distributions
Average Annual Return:
1 Year	8.81%
5 Years	(1.07%)
10 Years	3.88%
(Institutional) | (Delaware Value Fund) | Institutional Class | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	6.37%
5 Years	(0.53%)
10 Years	3.71%
(Retail) | (Delaware Value Fund) | Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	0.39%
5 Years	(2.64%)
10 Years	3.89%
(Retail) | (Delaware Value Fund) | Class A
Average Annual Return:
1 Year	2.70%
5 Years	(1.96%)
10 Years	3.51%
(Retail) | (Delaware Value Fund) | Class A | return after taxes on distributions
Average Annual Return:
1 Year	2.43%
5 Years	(2.44%)
10 Years	3.06%
(Retail) | (Delaware Value Fund) | Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	2.11%
5 Years	(1.72%)
10 Years	2.96%
(Retail) | (Delaware Value Fund) | Class B
Average Annual Return:
Label	(lifetime: 5/1/02 - 12/31/11)
1 Year	4.21%
5 Years	(1.92%)
Lifetime	3.58%
(Retail) | (Delaware Value Fund) | Class C
Average Annual Return:
Label	(lifetime: 5/1/02 - 12/31/11)
1 Year	7.10%
5 Years	(1.54%)
Lifetime	3.42%
(Retail) | (Delaware Value Fund) | Class R
Average Annual Return:
Label	(lifetime: 9/1/05 - 12/31/11)
1 Year	8.71%
5 Years	(1.03%)
Lifetime	2.73%